Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2023
Fidelity Advisor Freedom Blend 2020 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(16.50%)
Since Inception	2.98%	[1]
Fidelity Advisor Freedom Blend 2020 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(18.19%)
Since Inception	1.85%	[2]
Fidelity Advisor Freedom Blend 2020 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(19.89%)
Since Inception	1.51%	[3]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(21.57%)
Since Inception	1.21%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.77%)
Since Inception	(0.18%)	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.28%)
Since Inception	0.72%	[4]
Fidelity Advisor Freedom Blend 2020 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(16.60%)
Since Inception	2.86%	[5]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%
F0202
Average Annual Return:
Past 1 year	(15.86%)
Since Inception	3.03%

[1]	E From August 31, 2018
[2]	C From August 31, 2018
[3]	B From August 31, 2018
[4]	A From August 31, 2018
[5]	D From August 31, 2018